Other assets	12 Months Ended
Dec. 31, 2025
Other Assets Disclosure [Abstract]
Other assets
18.	Other assets
Other assets as of December 31, 2024 and 2025 are as follows:

	2024		2025
Accounts receivable	~~W~~	13,611,340	27,441,511
Domestic exchange settlement debit		4,909,780	11,258,959
Guarantee deposits		982,836	985,307
Discounted present value		(57,626)	(51,293)
Accrued income		3,810,267	3,774,852
Prepaid expense		381,091	393,748
Provisional payments		411,923	417,246
Sundry assets		136,079	250,017
Advance payments		484,828	671,143
Leased assets		2,125,379	1,890,090
Others		180,005	34,087
Allowances for credit loss of other assets		(574,304)	(541,316)

	~~W~~ 26,401,598		46,524,351